SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Emerging Markets Equity Fund

Until May 9, 2011, the following information replaces the disclosure contained under the “PRINCIPAL INVESTMENT STRATEGY” heading of the fund’s prospectus:

Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in emerging market equities (equities traded mainly in emerging markets or issued by companies that are organized in emerging markets or have more than half of their business there). The fund considers “emerging markets” to include any country defined as an emerging or developing economy by The International Bank for Reconstruction and Development (the World Bank), the International Finance Corporation or the United Nations or its authorities.

The fund considers an issuer to have more than half of its business in emerging markets if at least (i) 50% of the issuer’s assets are in an emerging market country, or (ii) 50% of an issuer’s revenues or profits are from goods produced or sold, investments made, or services performed in emerging markets.

The fund may invest up to 20% of net assets in equities from the US or other developed markets. The fund may also invest up to 20% of net assets in US or emerging market debt securities when portfolio management believes these securities may perform at least as well as equities.

The fund invests primarily in common stocks, but may also invest in preferred stocks or convertible securities.

Management process. Portfolio management aims to add value through stock selection. Several important tenets underpin the fund’s strategy:

•	Fundamental research leads to investment insights. Portfolio management believes strong fundamental research yields better stock selection and market allocation.

•
Valuation methodology is consistent globally. In assessing cash flow, portfolio management values stocks using one common method — cash-flow return on investment (CFROI). By using CFROI as a single anchor for the valuation process, portfolio management can reconcile a number of variables for all companies, regardless of domicile. These variables include accounting inconsistencies and the differing amounts of capital used by companies in different industries and in different countries.

•	Currency is considered. Portfolio management considers the likely direction of a country’s currency when determining the appropriate allocation for individual stocks.

•
Derivatives. Portfolio management generally may use futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. In addition, portfolio management generally may use forward currency contracts to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings or to facilitate transactions in foreign currency denominated securities. Portfolio management may generally use structured notes to gain exposure to local shares in foreign markets.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Until May 9, 2011, the following information replaces the disclosure contained under the “Portfolio Manager(s)” sub–heading of the “MANAGEMENT” section of the fund’s prospectus:

Rainer Vermehren, Director. Portfolio Manager of the fund. Joined the fund in 2009.

April 15, 2011
PROSTKR-68

Until May 9, 2011, the following information replaces the disclosure contained under the “PRINCIPAL INVESTMENT STRATEGY” sub–heading of the “FUND DETAILS” section of the fund’s prospectus:

Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in emerging market equities (equities traded mainly in emerging markets or issued by companies that are organized in emerging markets or have more than half of their business there). The fund considers “emerging markets” to include any country defined as an emerging or developing economy by The International Bank for Reconstruction and Development (the World Bank), the International Finance Corporation or the United Nations or its authorities.

The fund considers an issuer to have more than half of its business in emerging markets if at least (i) 50% of the issuer’s assets are in an emerging market country, or (ii) 50% of an issuer’s revenues or profits are from goods produced or sold, investments made, or services performed in emerging markets.

The fund may invest up to 20% of net assets in equities from the US or other developed markets. The fund may also invest up to 20% of net assets in US or emerging market debt securities when portfolio management believes these securities may perform at least as well as equities.

The fund invests primarily in common stocks, but may also invest in preferred stocks or convertible securities.

Management process. Portfolio management aims to add value through stock selection. Several important tenets underpin the fund’s strategy:

•	Fundamental research leads to investment insights. Portfolio management believes strong fundamental research yields better stock selection and market allocation.

•
Valuation methodology is consistent globally. In assessing cash flow, portfolio management values stocks using one common method — cash-flow return on investment (CFROI). By using CFROI as a single anchor for the valuation process, portfolio management can reconcile a number of variables for all companies, regardless of domicile. These variables include accounting inconsistencies and the differing amounts of capital used by companies in different industries and in different countries.

•	Currency is considered. Portfolio management considers the likely direction of a country’s currency when determining the appropriate allocation for individual stocks.

Portfolio management uses a proprietary global research platform to supplement its own research with that of analysts located throughout the world, especially in local markets.

Portfolio management believes that comprehensive and fundamental research can identify the factors that establish long-term cash flow, and that true economic value arises only when companies generate a cash-flow return on capital that is higher than their cost of capital over sustained periods of growth.

Portfolio management is mindful of the effects of currency fluctuations on corporate profitability and balance sheet strength.

Portfolio management will normally sell a stock when it believes its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting the fund’s exposure to a given country.

Derivatives. Portfolio management generally may use futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. In addition, portfolio management generally may use forward currency contracts to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings or to facilitate transactions in foreign currency denominated securities. Portfolio management may generally use structured notes to gain exposure to local shares in foreign markets.

April 15, 2011
PROSTKR-68

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Until May 9, 2011, the following information replaces the disclosure contained under the “MANAGEMENT” sub–heading of the “WHO MANAGES AND OVERSEES THE FUNDS” section of the fund’s prospectus:

Rainer Vermehren, Director. Portfolio Manager of the fund. Joined the fund in 2009.

•	Portfolio manager for Emerging Markets Equity

and Germany Funds; CIO DIMA Branch: Frankfurt.

•	Joined Deutsche Asset Management in 1997 after

three years as assistant to fund manager in

Latin American equities at Morgan Stanley, New York.

•	BA, Towson University; MBA, Fordham University.

Please Retain This Supplement for Future Reference.

April 15, 2011
PROSTKR-68

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